Property, Plant, and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Property, plant, and equipment consists of the following:

	March 31
	2016	2015
Land	$8,968	$8,614
Buildings and improvements	56,022	47,752
Machinery and equipment	286,577	250,210
Property not yet in service	39,970	39,110
Gross property, plant, and equipment	391,537	345,686
Less accumulated depreciation	(188,052)	(155,079)
Net property, plant, and equipment	$203,485	$190,607